Average Annual Total Returns - FidelitySeriesGrowthCompanyFund-PRO - FidelitySeriesGrowthCompanyFund-PRO - Fidelity Series Growth Company Fund	Jan. 28, 2023
Fidelity Series Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(32.15%)
Past 5 years	13.95%
Since Inception	15.21%
Fidelity Series Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.30%)
Past 5 years	9.71%
Since Inception	12.46%
Fidelity Series Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.02%)
Past 5 years	11.38%
Since Inception	12.75%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Since Inception	12.29%	[1]

[1]	A From November 7, 2013